5. Investment (Details Narrative) - USD ($)	2 Months Ended	4 Months Ended	12 Months Ended
	Feb. 25, 2019	May 08, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Impairment of investment			$ 7,070,841	$ 0
Investment value			4,193,597	$ 0	$ 6,672,019
GN Ventures [Member]
Stock received in acquisition, shares	3,712,500
Warrants received in acquisition	2,500,000
Stock issued for acquisition, shares	7,988,963
Consideration transferred	$ 11,264,438
Impairment of investment		$ 2,478,422	7,070,841
Investment value			$ 4,193,597		$ 6,672,019